Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.9%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	874	$ 2,598

International Equity Funds - 33.4%
Transamerica Emerging Markets Opportunities (C)	6,056,824	73,287,574
Transamerica International Equity (C)	7,468,025	143,759,488
Transamerica International Growth (C)	12,731,710	118,914,169
Transamerica International Small Cap Value (C)	1,671,718	23,755,111
Transamerica International Stock (C)	2,332,379	23,487,060

		383,203,402

U.S. Alternative Fund - 1.4%
Transamerica Event Driven (C)	1,352,080	15,589,485

U.S. Equity Funds - 61.3%
Transamerica Capital Growth (C)	6,236,179	140,501,106
Transamerica Large Cap Value (C)	13,490,342	149,338,088
Transamerica Mid Cap Growth (C)	709,086	9,572,666
Transamerica Mid Cap Value (C)	3,318,082	34,408,507
Transamerica Mid Cap Value Opportunities (C)	1,004,632	12,176,135

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Small Cap Growth (C)	1,154,073	$ 9,428,773
Transamerica Small Cap Value (C)	929,081	10,061,952
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	5,111	3,587
Transamerica Sustainable Equity Income (C)	17,670,395	140,302,939
Transamerica US Growth (C)	7,037,381	196,272,549

		702,066,302

U.S. Mixed Allocation Fund - 3.8%
Transamerica MLP & Energy Income (C)	7,536,928	43,789,552

Total Investment Companies (Cost $925,487,236)		1,144,651,339

Total Investments (Cost $925,487,236)		1,144,651,339
Net Other Assets (Liabilities) - 0.1%		1,450,603

Net Assets - 100.0%		$ 1,146,101,942

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	125	03/19/2021	$22,837,530	$23,157,500	$319,970	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,144,645,154	$—	$—	$1,144,645,154

Total	$1,144,645,154	$—	$—	$1,144,645,154

Investment Companies Measured at Net Asset Value (E)				6,185

Total Investments				$1,144,651,339

Other Financial Instruments
Futures Contracts (G)	$319,970	$—	$—	$319,970

Total Other Financial Instruments	$319,970	$—	$—	$319,970

Transamerica Funds	Page 1

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2021	Shares as of January 31, 2021	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth	$115,107,712	$15,766,082	$—	$—	$9,627,312	$140,501,106	6,236,179	$—	$15,766,083
Transamerica Emerging Markets Opportunities	64,428,660	412,413	(5,000,000)	24,366	13,422,135	73,287,574	6,056,824	412,412	—
Transamerica Event Driven	14,361,571	1,064,142	—	—	163,772	15,589,485	1,352,080	471,160	592,982
Transamerica Global Allocation Liquidating Trust	2,478	—	—	—	120	2,598	874	—	—
Transamerica International Equity	124,185,973	1,944,051	(8,000,000)	35,001	25,594,463	143,759,488	7,468,025	1,944,051	—
Transamerica International Growth	101,445,426	1,158,308	(4,000,000)	99,452	20,210,983	118,914,169	12,731,710	1,158,308	—
Transamerica International Small Cap Value	19,775,119	256,283	—	—	3,723,709	23,755,111	1,671,718	256,283	—
Transamerica International Stock	19,902,200	314,524	—	—	3,270,336	23,487,060	2,332,379	314,524	—
Transamerica Large Cap Value	130,971,301	931,578	(9,000,000)	165,618	26,269,591	149,338,088	13,490,342	931,578	—
Transamerica Mid Cap Growth	8,257,522	431,234	—	—	883,910	9,572,666	709,086	134,058	297,176
Transamerica Mid Cap Value	29,197,387	5,737,562	—	—	(526,442)	34,408,507	3,318,082	375,434	5,362,128
Transamerica Mid Cap Value Opportunities	10,064,951	119,646	—	—	1,991,538	12,176,135	1,004,632	119,646	—
Transamerica MLP & Energy Income	35,044,161	615,500	—	—	8,129,891	43,789,552	7,536,928	615,500	—
Transamerica Small Cap Growth	7,484,126	709,819	—	—	1,234,828	9,428,773	1,154,073	—	709,819
Transamerica Small Cap Value	7,626,387	25,020	—	—	2,410,545	10,061,952	929,081	25,020	—
Transamerica Small Company Growth Liquidating Trust	3,587	—	—	—	—	3,587	5,111	—	—
Transamerica Sustainable Equity Income	125,180,812	959,856	(5,000,000)	(1,499,342)	20,661,613	140,302,939	17,670,395	959,856	—
Transamerica US Growth	171,374,146	17,175,312	—	—	7,723,091	196,272,549	7,037,381	377,049	16,798,263

Total	$984,413,519	$47,621,330	$(31,000,000)	$(1,174,905)	$144,791,395	$1,144,651,339	90,704,900	$8,094,879	$39,526,451

Transamerica Funds	Page 2

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At January 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$8,994	$2,598	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,587	0.0	(A)

Total			$60,105	$6,185	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Asset Allocation – Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 4